Derivative Financial Instruments - Additional information (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Derivative [Line Items]
Derivative liabilities notional amount	$ 77,115,000	$ 111,949,000
Derivative Asset, Notional Amount	615,190,000	$ 666,609,000
Interest Rate Cash Flow Hedge [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount	500,000,000
Federal Home Loan Bank Borrowings [Member]
Derivative [Line Items]
Fair value of interest rate swaps liability net	0
Federal Home Loan Bank Borrowings [Member] | Interest Rate Cash Flow Hedge [Member]
Derivative [Line Items]
Derivative liabilities notional amount			$ 500,000,000
Cash flow hedge reclassification amount to be reclassified from aoci to income in the next twelve months	$ 18,905,000